Goodwill and Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Goodwill (note 7)	$ 2,426	$ 2,426	$ 2,400
Other Intangible Assets
Goodwill [Line Items]
EU Allowances	$ 5,900